Loans (Details)	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)
Loans [Abstract]
Interest expenses	¥ 3,427,580	$ 21,757	¥ 2,346,136	¥ 1,045,821